Borrowings - Borrowings by Currencies (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 54,417	¥ 48,287
RMB [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	47,607	40,086
USD [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 6,810	¥ 8,201